Share-based payments - Former Chief Executive Officer Grant - inputs used in the measurement of the fair value at grant date (Details)			3 Months Ended
	Oct. 14, 2019 € / shares	Oct. 14, 2019 $ / shares	Mar. 31, 2020 Y € / shares	Mar. 31, 2020 Y $ / shares	Dec. 31, 2019 Y € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value			€ 4.05		€ 3.80
Weighted average share price			8.91		9.19
Exercise price | (per share)			€ 5.60	$ 6.21	€ 5.64
Expected volatility (%)			55.00%	55.00%	50.00%
Expected life (years) | Y			1.11	1.11	1.16
Risk-free interest rate (%)			1.79%	1.79%	1.77%
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 3.87
Weighted average share price	9.19
Exercise price | (per share)	€ 7.50	$ 8.28
Expected volatility (%)	50.00%	50.00%
Expected life (years)	4.77	4.77
Risk-free interest rate (%)	1.71%	1.71%